CONVERTIBLE SENIOR NOTES AND CAPPED CALL OPTIONS (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 17, 2011 USD ($) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount		¥ 800,000,000
Fair value of convertible notes				¥ 818,857,265
Foreign exchange gain (loss)		43,055,871	¥ 51,733,120	2,814,189
Derivative, fair value			7,277,406
Capped Call Option [Member]
Debt Instrument [Line Items]
Convertible debt, conversion price | $ / shares	$ 48.21
Premium paid for derivative | $	$ 18.0
Derivative, fair value			17,490,323	21,098,263
Change in fair value of convertible senior notes and capped call option		¥ (18,226,535)	¥ (6,170,282)	(86,689,063)
2016 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 125.0
Debt issuance date					May 17, 2011
Debt maturity date					May 15, 2016
Stated interest rate	4.00%
Convertible debt, conversion rate	29.6307
Convertible debt, conversion price | $ / shares	$ 33.75
Debt covenant, ownership interest threshold	50.00%
Call feature, percentage	100.00%
Face value of notes repurchased | $					$ 2.0	$ 100.5	$ 22.5
Percentage of notes repurchased		80.40%	18.00%		1.60%
Percentage of price redeemed at		99.00%	96.00%		41.00%
Fair value of convertible notes			¥ 650,916,976	721,541,380
Foreign exchange gain (loss)		¥ 392,924	44,945,341	3,039,266
Gain (loss) from change in fair value of convertible senior notes		¥ 5,533,892	51,983,783	22,926,918
2019 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $						$ 150.0
Debt issuance date		Jan. 22, 2014
Stated interest rate		4.00%				4.00%
Convertible debt, conversion rate		21.8221
Convertible debt, conversion price | $ / shares						$ 45.83
Call feature, percentage	100.00%
Face value of notes repurchased | $						$ 88.9
Percentage of notes repurchased		59.30%
Percentage of price redeemed at		96.00%
Fair value of convertible notes		¥ 423,739,708	856,064,385
Gain (loss) from change in fair value of convertible senior notes		¥ (86,482,065)	¥ 14,526,000	¥ 98,806,924